Vanguard Target Retirement Income Fund

Schedule of Investments (unaudited)

As of June 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (18.3%)
Vanguard Total Stock Market Index Fund Investor Shares	42,041,399	3,069,443

International Stock Fund (12.1%)
Vanguard Total International Stock Index Fund Investor Shares	119,377,460	2,021,060

U.S. Bond Funds (53.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	571,998,416	6,229,063
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	112,907,362	2,787,683
		9,016,746
International Bond Fund (15.8%)
Vanguard Total International Bond Index Fund Investor Shares	232,347,333	2,658,053

Total Investment Companies (Cost $13,835,683)		16,765,302
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 2.499% (Cost $8,862)	88,605	8,862
Total Investments (100.1%) (Cost $13,844,545)		16,774,164
Other Assets and Liabilities-Net (-0.1%)		(8,955)
Net Assets (100%)		16,765,209

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At June 30, 2019, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement Income Fund

					Current Period Transactions
	Sep. 30,		Proceeds					June 30,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	2	NA1	NA1	(3)	—	96	—	8,862
Vanguard Short-Term
Inflation-Protected
Securities Index Fund	2,790,710	116,355	170,050	(4,084)	54,752	28,342	—	2,787,683
Vanguard Total Bond
Market II Index Fund	6,189,471	366,232	645,441	(19,182)	337,983	131,119	—	6,229,063
Vanguard Total
International Bond
Index Fund	2,646,629	84,986	203,418	516	129,340	69,861	—	2,658,053
Vanguard Total
International Stock
Index Fund	1,972,431	218,908	132,265	(3,222)	(34,792)	47,278	—	2,021,060
Vanguard Total Stock
Market Index Fund	3,012,123	465,745	442,063	38,805	(5,167)	40,252	—	3,069,443
Total	16,611,366	1,252,226	1,593,237	12,830	482,116	316,948	—	16,774,164

1Not applicable—purchases and sales are for temporary cash investment purposes.